Other Expense (Income), Net (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Other (income) expense, net
Unrealized (gain) loss on assets held in rabbi trust for a non-qualified deferred compensation plan		$ (1,280)	$ 36	$ (2,016)
Benefit from payouts on corporate-owned life insurance policies	(1,722)	0	0	(1,722)
Foreign currency transaction (gains) losses		(143)	1,592	(541)
Loss on cross-currency swap		0	0	368
Other, net		(8)	(50)	118
Total other expense (income), net		(1,431)	1,578	(3,793)
Other (Income) Expense, Net (Textuals) [Abstract]
Benefits in life insurance policies acquired in 1998 acquisition		12,300
Net cash surrender value in life insurance policies acquired in 1998 acquisition		3,400
Benefit from payouts on corporate-owned life insurance policies		$ 0	$ 0	$ (1,722)